Intangible Assets - Schedule of Total Intangible Assets (Details) - Brands [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Intangible Assets [Line Items]
Gross Amount	$ 7,774	$ 7,774
Accumulated Amortization	(2,829)	(2,060)
Net Balance	$ 4,945	$ 5,714